Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from operating activities:
Net income / (loss)	$ (20,000)	$ (10,758)
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Depreciation of property, plant & equipment	315	301
Depreciation of lease building & assets, net of cash paid	21
Interest and amortization of debt discount	88	557
Loss on debt extinguishment		100
Stock-based compensation	9,935
Inventory valuation allowance	(14)	243
Bad debt expense		19
Income tax expense, net of cash paid		1,304
Other non cash expenses /(income)
Expenses settled in equity		131
Unrealized and non cash foreign currency transactions	(335)	(42)
Changes in operating assets and liabilities, net of effects of businesses acquired / divested
Decrease (increase) in accounts receivables, net of balance owed to related parties and shareholders and their affiliates	1,068	3,488
Decrease (increase) in inventories	(772)	2,108
Decrease (increase) in government assistance	98	(107)
Decrease (increase) in other current assets and prepaids, net	44	275
Decrease (increase) in other noncurrent assets, net	(570)	(2)
Increase (decrease) in accounts payable	1,950	(58)
Increase (decrease) in deferred revenue, current	10	2
Increase (decrease) in income tax payable	(1)	(2)
Increase (decrease) in other current liabilities, excluding stock-based compensation liability	(174)	(105)
Increase (decrease) in defined benefit pension liability	1,343	10
Increase (decrease) in interest on debt owed to related parties	(379)	(35)
Increase (decrease) in net balance owed to shareholders and their affiliates, excluding debt and interest on debt	(4,506)	(2,218)
Net cash provided by / (used in) operating activities	(11,879)	(4,789)
Cash Flows from investing activities:
Acquisition of property, plant and equipment	(161)	(89)
Acquisition of intangible assets	(300)
Acquisition of available-for-sale debt securities	(104)
Acquisition of unconsolidated affiliate	(1,538)
Net cash provided by / (used in) investing activities	(2,103)	(89)
Cash Flows from financing activities:
Proceeds from options and warrants exercises	7,398
Proceeds from issuance of Common Stock	48,263
Common Stock issuance costs	(2,715)
Repayment of indebtedness to related parties	(2,750)	(1,407)
Payments of debt issue costs		(1,217)
Proceeds from convertible loan issuance		19,350
Net cash provided by / (used in) financing activities	50,196	16,726
Effect of exchange rate changes on cash and cash equivalents	101	115
Cash and cash equivalents
Net increase (decrease) during the period	36,315	11,963
Balance, beginning of period	84,624	6,895
Cash and cash equivalents balance, end of period	120,939	18,858
Supplemental cash flow information for financing and investing activities
Cash paid for income tax
Noncash conversion of convertible loans into common stock		10,725
ROU assets obtained from operating lease	70	62
Shares withheld to satisfy tax obligations	3,035
Issuance of shares in relation to investments in unconsolidated affiliates	$ 1,948